Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 2,564	$ 535
Restricted deposit		17	17
Trade receivables		420	629
Other receivables		491	597
Inventory		4,052	2,386
Total current assets		7,544	4,164
NON-CURRENT ASSETS:
Property and equipment, net		184	59
Investment accounted for using the equity method		754	1,940
Investment at fair value		5	67
Intangible assets, net		4,945	5,714
Deferred taxes			168
Operating lease right-of-use assets		292	127
Total non-current assets		6,180	8,075
TOTAL ASSETS		13,724	12,239
CURRENT LIABILITIES:
Trade payables		458	709
Other payables		1,242	1,533
Related party payables		15	66
Total current liabilities		1,715	2,308
NON-CURRENT LIABILITIES:
Derivative liabilities		6,220	1,375
Deferred taxes		33
Operating lease liabilities		199	45
Total non-current liabilities		6,452	1,420
TOTAL LIABILITIES		8,167	3,728
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value per share – Authorized: 90,000,000 and 3,351,351 shares as of December 31, 2024, and December 31, 2023 respectively; Issued and outstanding: 1,715,817 shares as of December 31, 2024; 93,561 shares as of December 31, 2023(*)	[1]
Additional paid-in-capital		21,637	16,787
Accumulated deficit		(16,080)	(8,276)
TOTAL SHAREHOLDERS’ EQUITY		5,557	8,511
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 13,724	$ 12,239

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.